Restatement of Previously Issued Financial Statements	5 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Restatement Of Previously Issued Financial Statements [Abstract]
Restatement of Previously Issued Financial Statements

NOTE 2 — RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

The Company concluded it should restate its previously issued financial statements by amending its Annual Report on Form 10-K, filed with the SEC on March 31, 2021, to classify all Class A ordinary shares subject to possible redemption in temporary equity. In accordance with ASC 480, paragraph 10-S99, redemption provisions not solely within the control of the Company require ordinary shares subject to redemption to be classified outside of permanent equity. The Company had previously classified a portion of its Class A ordinary shares in permanent equity, or total stockholders’ equity. Although the Company did not specify a maximum redemption threshold, its charter currently provides that, the Company will not redeem its Public Shares in an amount that would cause its net tangible assets to be less than $5,000,001. Previously, the Company did not consider redeemable stock classified as temporary equity as part of net tangible assets. Effective with these financial statements, the Company revised this interpretation to include temporary equity in net tangible assets. Also, in connection with the change in presentation for the Class A ordinary shares subject to possible redemption, the Company also revised its earnings per share calculation to allocate income and losses shared pro rata between the two classes of ordinary shares. This presentation contemplates a Business Combination as the most likely outcome, in which case, both classes of ordinary shares share pro rata in the income and losses of the Company. As a result, the Company restated its previously filed financial statements to present all redeemable Class A ordinary shares as temporary equity and to recognize accretion from the initial book value to redemption value at the time of its Initial Public Offering and in accordance with ASC 480. The Company’s previously filed financial statements that contained the error were initially reported in the Company’s Form 8-K filed with the SEC on October 28, 2020 (the “Post-IPO Balance Sheet”) and the Company’s Annual Report on 10-K for the annual period ended December 31, 2020 (the “Affected Periods”). These financial statements restate the Company’s previously issued audited and unaudited financial statements covering the periods through December 31, 2020. The quarterly periods ended March 31, 2021 and June 30, 2021 will be restated in an amendment to the Company’s Form 10-Q/A for the quarterly period ended September 30, 2021 to be filed with the SEC. See Note 3 and 8, which have been updated to reflect the restatement contained in this Annual Report.

Impact of the Restatement

The change in the carrying value of the redeemable shares of Class A ordinary shares in the IPO Balance Sheet resulted in a decrease of approximately $5.1 million in additional paid-in capital and an increase of approximately $2.4 million to accumulated deficit, as well as a reclassification of 751,629 shares of Class A ordinary shares from permanent equity to temporary equity as presented below.

	As Previously Reported	Adjustments	As Restated
Balance sheet as of October 22, 2020
Class A Ordinary Shares Subject to Possible Redemption	$107,569,550	$7,430,450	$115,000,000
Class A Ordinary Shares	$117	$(74)	$43
Additional Paid-in Capital	5,004,598	(5,004,598)	—
Accumulated Deficit	(5,000)	(2,425,778)	(2,430,778)
Total Shareholders’ Equity (Deficit)	5,000,003	(7,430,450)	(2,430,447)

Number of Class A ordinary shares subject to redemption	10,756,955	743,045	11,500,000

Balance sheet as of December 31, 2020
Class A Ordinary Shares Subject to Possible Redemption	107,483,710	7,516,290	115,000,000
Class A Ordinary Shares	118	(75)	43
Additional Paid-in Capital	5,090,437	(5,090,437)	—
Accumulated Deficit	(90,838)	(2,425,778)	(2,516,616)
Total Shareholders’ Equity (Deficit)	5,000,005	(7,516,290)	(2,516,285)

Number of Class A ordinary shares subject to redemption	10,748,371	751,629	11,500,000

Statement of Operations for the period from August 13, 2020 (inception) to December 31, 2020
Net loss	$(90,838)	$—	$(90,838)
Weighted average shares outstanding of Class A ordinary shares	11,500,000	(5,267,910)	6,232,090
Basic and diluted income per share, Class A ordinary shares	0.00	(0.01)	(0.01)
Weighted average shares outstanding of Class B ordinary shares	2,920,522	(224,626)	2,695,896
Basic and diluted net loss per share, Class B ordinary shares	(0.04)	0.03	(0.01)

Statement of Cash Flows for the period from August 13, 2020 (inception) to December 31, 2020
Initial classification of Class A ordinary shares subject to redemption	107,569,550	(107,569,550)	—
Change in value of Class A ordinary shares subject to possible redemption	(85,840)	85,840	—

Going Concern

In connection with the Company’s assessment of going concern considerations in accordance with Financial Accounting Standard Board’s Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” the Company has until October 22, 2022 to consummate a Business Combination. It is uncertain that the Company will be able to consummate a Business Combination by this time. If a Business Combination is not consummated by this date, there will be a mandatory liquidation and subsequent dissolution of the Company. Management has determined that the liquidity condition and mandatory liquidation, should a Business Combination not occur, and potential subsequent dissolution raises substantial doubt about the Company’s ability to continue as a going concern. No adjustments have been made to the carrying amounts of assets or liabilities should the Company be required to liquidate after October 22, 2022.

Note 2 — Restatement of Previously Issued Financial Statements

In connection with the preparation of the Company’s financial statements as of September 30, 2021, the Company concluded it should restate its financial statements to classify all Public Shares in temporary equity, as stated in the Form 8-K filed with the SEC on December 3, 2021. In accordance with ASC 480, paragraph 10-S99, redemption provisions not solely within the control of the Company require ordinary shares subject to redemption to be classified outside of permanent equity. The Company previously determined the Class A ordinary shares subject to possible redemption to be equal to the redemption value of $10.00 per Class A ordinary share while also taking into consideration a redemption cannot result in net tangible assets being less than $5,000,001. Previously, the Company did not consider redeemable shares classified as temporary equity as part of net tangible assets. Effective with these financial statements, the Company restated this interpretation to include temporary equity in net tangible assets. Accordingly, effective with this filing, the Company presents all redeemable Class A ordinary shares as temporary equity and recognizes accretion from the initial book value to redemption value at the time of its Initial Public Offering and in accordance with ASC 480.

As a result, management has noted a restatement related to temporary equity and permanent equity. This resulted in an adjustment to the initial carrying value of the Class A ordinary shares subject to possible redemption with the offset recorded to additional paid-in capital (to the extent available), accumulated deficit and Class A ordinary shares.

In connection with the change in presentation for the Class A ordinary shares subject to redemption, the Company also restated its income (loss) per ordinary share calculation to allocate net income (loss) evenly to Class A and Class B ordinary shares. This presentation contemplates a Business Combination as the most likely outcome, in which case, both classes of ordinary shares share pro rata in the income (loss) of the Company.

There has been no change in the Company’s total assets, liabilities or operating results.

The impact of the restatement on the Company’s financial statements is reflected in the following table.

	As Previously Reported	Adjustment	As Restated
Condensed Balance Sheet as of March 31, 2021 (Unaudited)
Class A ordinary shares subject to possible redemption	$107,407,420	$7,592,580	$115,000,000
Class A ordinary shares	$119	$(76)	$43
Additional paid-in capital	$5,166,726	$(5,166,726)	$—
Accumulated deficit	$(167,129)	$(2,425,778)	$(2,592,907)
Total Shareholders’ Equity (Deficit)	$5,000,004	$(7,592,580)	$(2,592,576)
Number of Class A ordinary shares subject to possible redemption	10,740,742	759,258	11,500,000

Condensed Balance Sheet as of June 30, 2021 (Unaudited)
Class A ordinary shares subject to possible redemption	$107,255,090	$7,744,910	$115,000,000
Class A ordinary shares	$120	$(77)	$43
Additional paid-in capital	$5,319,055	$(5,319,055)	$—
Accumulated deficit	$(319,462)	$(2,425,778)	$(2,745,240)
Total Shareholders’ Equity (Deficit)	$5,000,001	$(7,744,910)	$(2,744,909)
Number of Class A ordinary shares subject to possible redemption	10,725,509	774,491	11,500,000

Condensed Statement of Operations for the Three Months Ended March 31, 2021 (Unaudited)
Weighted average shares outstanding, Class A ordinary shares	11,500,000	430,000	11,930,000
Basic and diluted net loss per share, Class A ordinary shares	$—	$(0.01)	$(0.01)
Weighted average shares outstanding, Class B ordinary shares	3,305,000	(430,000)	2,875,000
Basic and diluted net income (loss) per share, Class B ordinary shares	$(0.03)	$0.02	$(0.01)

Condensed Statement of Operations for the Three Months Ended June 30, 2021 (Unaudited)
Weighted average shares outstanding, Class A ordinary shares	11,500,000	430,000	11,930,000
Basic and diluted net loss per share, Class A ordinary shares	$—	$(0.01)	$(0.01)
Weighted average shares outstanding, Class B ordinary shares	3,305,000	(430,000)	2,875,000
Basic and diluted net income (loss) per share, Class B ordinary shares	$(0.05)	$0.04	$(0.01)
	As Previously Reported	Adjustment	As Restated
Condensed Statement of Operations for the Six Months Ended June 30, 2021 (Unaudited)
Weighted average shares outstanding, Class A ordinary shares	11,500,000	430,000	11,930,000
Basic and diluted net loss per share, Class A ordinary shares	$—	$(0.02)	$(0.02)
Weighted average shares outstanding, Class B ordinary shares	3,305,000	(430,000)	2,875,000
Basic and diluted net income (loss) per share, Class B ordinary shares	$(0.08)	$0.06	$(0.02)

Condensed Statement of Shareholders’ Equity (Deficit) for the Three Months Ended March 31, 2021 (Unaudited)
Change in value of Class A ordinary shares to redemption	$76,290	$(76,290)	$—
Total Shareholders’ Equity (Deficit)	$5,000,004	$(7,592,578)	$(2,592,574)

Condensed Statement of Shareholders’ Equity (Deficit) for the Three Months Ended June 30, 2021 (Unaudited)
Change in value of Class A ordinary shares to redemption	$152,330	$(152,330)	$—
Total Shareholders’ Equity (Deficit)	$5,000,001	$(7,744,908)	$(2,744,907)

Condensed Statement of Cash Flows for the Three Months Ended March 31, 2021 (Unaudited)
Non-Cash investing and financing activities:
Change in value of Class A ordinary shares subject to possible redemption	$(76,290)	$76,290	$—

Condensed Statement of Cash Flows for Six Months Ended June 30, 2021 (Unaudited)
Non-Cash investing and financing activities:
Change in value of Class A ordinary shares to possible redemption	$(228,620)	$228,620	$—

Going Concern

In connection with the Company’s assessment of going concern considerations in accordance with Financial Accounting Standard Board’s Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” the Company has until October 22, 2022 to consummate a Business Combination. It is uncertain that the Company will be able to consummate a Business Combination by this time. If a Business Combination is not consummated by this date, there will be a mandatory liquidation and subsequent dissolution of the Company. Management has determined that the liquidity condition and mandatory liquidation, should a Business Combination not occur, and potential subsequent dissolution raises substantial doubt about the Company’s ability to continue as a going concern. No adjustments have been made to the carrying amounts of assets or liabilities should the Company be required to liquidate after October 22, 2022.